AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 33.4%
Industrial – 18.9%
Basic – 1.3%
Alpek SAB de CV 4.25%, 09/18/2029(a)	U.S.$	200	$211,812
DuPont de Nemours, Inc. 4.205%, 11/15/2023		65	70,562
4.493%, 11/15/2025		65	73,564
Eastman Chemical Co. 3.80%, 03/15/2025		50	54,365
Glencore Funding LLC 4.125%, 05/30/2023(a)		58	61,967
Nutrition & Biosciences, Inc. 1.832%, 10/15/2027(a)		24	23,484
Suzano Austria GmbH 3.75%, 01/15/2031		17	17,551

			513,305

Capital Goods – 0.6%
General Electric Co. 3.45%, 05/01/2027		107	116,203
Raytheon Technologies Corp. 3.95%, 08/16/2025		90	100,023
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		15	15,923

			232,149

Communications – Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		7	7,723
4.80%, 03/01/2050		15	16,150
5.125%, 07/01/2049		23	25,964
Comcast Corp. 3.45%, 02/01/2050		38	39,031
4.15%, 10/15/2028		95	108,641
Cox Communications, Inc. 2.95%, 06/30/2023(a)		51	53,272
TWDC Enterprises 18 Corp. Series G 4.125%, 06/01/2044		73	83,271
ViacomCBS, Inc. 4.95%, 01/15/2031		22	25,988

			360,040

Communications - Telecommunications – 0.7%
AT&T, Inc. 2.75%, 06/01/2031		33	32,875
3.50%, 09/15/2053(a)		55	50,862
3.65%, 09/15/2059(a)		74	67,731
Verizon Communications, Inc. 3.40%, 03/22/2041		120	121,888

			273,356

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 1.1%
General Motors Co. 6.125%, 10/01/2025	U.S.$	25	$29,450
6.80%, 10/01/2027		34	42,273
General Motors Financial Co., Inc. 4.30%, 07/13/2025		30	32,992
5.10%, 01/17/2024		109	120,590
5.25%, 03/01/2026		21	24,063
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		128	134,359
Lear Corp. 3.50%, 05/30/2030		36	37,693
3.80%, 09/15/2027		13	14,175

			435,595

Consumer Cyclical - Other – 0.3%
Las Vegas Sands Corp. 2.90%, 06/25/2025		63	64,670
3.20%, 08/08/2024		10	10,426
3.90%, 08/08/2029		32	32,878
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		12	13,750

			121,724

Consumer Cyclical - Retailers – 0.9%
Advance Auto Parts, Inc. 1.75%, 10/01/2027		26	25,588
3.90%, 04/15/2030		38	41,269
AutoNation, Inc. 4.75%, 06/01/2030		14	16,134
Ralph Lauren Corp. 2.95%, 06/15/2030		122	126,058
Ross Stores, Inc. 4.70%, 04/15/2027		113	128,918

			337,967

Consumer Non-Cyclical – 4.5%
AbbVie, Inc. 2.95%, 11/21/2026		67	71,323
Altria Group, Inc. 3.40%, 05/06/2030		85	88,754
4.80%, 02/14/2029		26	29,838
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		73	82,713
5.55%, 01/23/2049		120	154,753
Banner Health 1.897%, 01/01/2031		30	28,475
BAT Capital Corp. 2.259%, 03/25/2028		128	125,889
2.726%, 03/25/2031		50	48,595
4.70%, 04/02/2027		55	61,958
Biogen, Inc. 4.05%, 09/15/2025		144	160,011
Cigna Corp. 3.75%, 07/15/2023		14	14,964
4.125%, 11/15/2025		45	50,201

	Principal Amount (000)		U.S. $ Value

4.375%, 10/15/2028	U.S.$	58	$66,385
Coca-Cola Femsa SAB de CV 1.85%, 09/01/2032		150	137,297
2.75%, 01/22/2030		150	150,750
CVS Health Corp. 4.30%, 03/25/2028		8	9,081
5.05%, 03/25/2048		49	60,149
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		200	218,636
Tyson Foods, Inc. 3.95%, 08/15/2024		48	52,486
4.00%, 03/01/2026		12	13,308
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026		85	93,709
Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030		25	26,761

			1,746,036

Energy – 5.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027		58	62,056
Boardwalk Pipelines LP 3.40%, 02/15/2031		47	47,316
BP Capital Markets America, Inc. 2.939%, 06/04/2051		129	115,143
Cenovus Energy, Inc. 4.25%, 04/15/2027		12	12,978
5.375%, 07/15/2025		30	33,760
Chevron USA, Inc. 3.85%, 01/15/2028		30	33,442
3.90%, 11/15/2024		107	117,883
5.25%, 11/15/2043		60	78,143
Enbridge Energy Partners LP 7.375%, 10/15/2045		70	100,274
Energy Transfer Operating LP 4.75%, 01/15/2026		175	194,337
6.25%, 04/15/2049		14	16,513
Enterprise Products Operating LLC 3.70%, 02/15/2026		161	176,735
Husky Energy, Inc. 4.40%, 04/15/2029		132	141,030
Kinder Morgan, Inc. 3.15%, 01/15/2023		150	156,562
Marathon Oil Corp. 3.85%, 06/01/2025		19	20,389
6.80%, 03/15/2032		100	124,284
Marathon Petroleum Corp. 5.125%, 12/15/2026		30	34,969
6.50%, 03/01/2041		18	23,865
ONEOK, Inc. 4.00%, 07/13/2027		87	94,385
4.35%, 03/15/2029		57	62,145
6.35%, 01/15/2031		27	33,875
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		8	7,999
4.50%, 12/15/2026		25	27,448

	Principal Amount (000)		U.S. $ Value

4.65%, 10/15/2025	U.S.$	57	$62,568
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		225	215,899
Suncor Energy, Inc. 6.80%, 05/15/2038		59	80,510
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		91	119,695
Valero Energy Corp. 2.70%, 04/15/2023		78	80,988

			2,275,191

Services – 0.4%
Booking Holdings, Inc. 4.625%, 04/13/2030		104	120,886
Mastercard, Inc. 3.30%, 03/26/2027		48	52,781

			173,667

Technology – 1.9%
Apple, Inc. 2.40%, 08/20/2050		86	74,970
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		21	22,296
Broadcom, Inc. 3.50%, 02/15/2041(a)		58	55,565
4.11%, 09/15/2028		72	78,613
4.15%, 11/15/2030		126	135,950
5.00%, 04/15/2030		46	52,427
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)		78	92,295
Infor, Inc. 1.75%, 07/15/2025(a)		34	34,326
Micron Technology, Inc. 4.185%, 02/15/2027		111	123,262
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)		17	17,834
Oracle Corp. 3.95%, 03/25/2051		68	70,208

			757,746

Transportation - Airlines – 0.5%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		39	41,938
4.75%, 10/20/2028(a)		46	50,049
Southwest Airlines Co. 5.25%, 05/04/2025		80	91,016

			183,003

			7,409,779

Financial Institutions – 13.2%
Banking – 10.3%
American Express Co. Series B

	Principal Amount (000)		U.S. $ Value

3.622% (LIBOR 3 Month + 3.43%), 05/15/2021(b) (c)	U.S.$	8	$8,001
Series C 3.469% (LIBOR 3 Month + 3.29%), 06/15/2021(b) (c)		32	31,810
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		200	224,048
Banco de Credito del Peru 3.125%, 07/01/2030(a)		87	86,856
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		150	168,420
Banco Santander SA 2.749%, 12/03/2030		200	190,142
3.49%, 05/28/2030		200	208,984
Bank of America Corp. Series DD 6.30%, 03/10/2026(b)		27	30,958
Series L 3.95%, 04/21/2025		124	135,935
Series Z 6.50%, 10/23/2024(b)		41	46,042
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(b)		17	18,427
Barclays Bank PLC 6.86%, 06/15/2032(a) (b)		29	40,092
BNP Paribas SA 1.323%, 01/13/2027(a)		200	195,782
Capital One Financial Corp. 2.60%, 05/11/2023		68	70,761
3.30%, 10/30/2024		135	145,566
Series E 3.991% (LIBOR 3 Month + 3.80%), 06/01/2021(b) (c)		44	43,980
CIT Group, Inc. 5.25%, 03/07/2025		56	63,128
Citigroup, Inc. 4.45%, 09/29/2027		83	93,350
5.95%, 01/30/2023(b)		55	57,722
Series Q 4.289% (LIBOR 3 Month + 4.10%), 05/15/2021(b) (c)		90	89,878
Series R 4.672% (LIBOR 3 Month + 4.48%), 05/15/2021(b) (c)		27	27,034
Series W 4.00%, 12/10/2025(b)		37	37,319
Cooperatieve Rabobank UA 4.375%, 08/04/2025		250	276,997
Credit Suisse Group AG 3.80%, 06/09/2023		265	281,250

	Principal Amount (000)		U.S. $ Value

Fifth Third Bancorp Series L 4.50%, 09/30/2025(b)	U.S.$	24	$25,546
HSBC Holdings PLC 4.25%, 08/18/2025		203	223,399
JPMorgan Chase & Co. 2.083%, 04/22/2026		67	68,820
3.54%, 05/01/2028		74	80,674
Series I 3.682% (LIBOR 3 Month + 3.47%), 04/30/2021(b) (c)		36	35,881
Series V 3.558% (LIBOR 3 Month + 3.32%), 07/01/2021(b) (c)		18	17,859
Series Z 4.005% (LIBOR 3 Month + 3.80%), 05/01/2021(b) (c)		51	51,032
Morgan Stanley 3.591%, 07/22/2028		186	202,690
3.737%, 04/24/2024		75	79,705
5.00%, 11/24/2025		37	42,522
Series H 3.851% (LIBOR 3 Month + 3.61%), 07/15/2021(b) (c)		10	9,992
Series J 4.051% (LIBOR 3 Month + 3.81%), 04/15/2021(b) (c)		93	93,032
Santander Holdings USA, Inc. 4.40%, 07/13/2027		41	45,323
Standard Chartered PLC 1.722% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		100	93,785
State Street Corp. 2.901%, 03/30/2026		11	11,711
Truist Financial Corp. Series Q 5.10%, 03/01/2030(b)		81	88,332
US Bancorp Series J 5.30%, 04/15/2027(b)		63	68,986
Wells Fargo & Co. 2.188%, 04/30/2026		62	63,960
3.75%, 01/24/2024		110	118,942
3.90%, 03/15/2026(b)		33	33,358

			4,028,031

Brokerage – 0.3%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)		44	48,644
Series I 4.00%, 06/01/2026(b)		72	73,118

			121,762

	Principal Amount (000)		U.S. $ Value

Finance – 1.8%
Air Lease Corp. 2.875%, 01/15/2026	U.S.$	22	$22,770
3.625%, 04/01/2027		8	8,449
3.875%, 07/03/2023		6	6,380
4.25%, 02/01/2024		25	27,116
Aircastle Ltd. 2.85%, 01/26/2028(a)		88	83,937
4.125%, 05/01/2024		18	19,016
4.25%, 06/15/2026		7	7,371
4.40%, 09/25/2023		41	43,709
5.00%, 04/01/2023		4	4,265
5.25%, 08/11/2025(a)		47	51,208
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		46	44,822
2.875%, 01/20/2022(a)		10	10,142
3.50%, 11/01/2027(a)		17	17,479
3.875%, 05/01/2023(a)		38	39,695
4.125%, 08/01/2025(a)		2	2,130
4.375%, 01/30/2024(a)		14	14,889
4.875%, 10/01/2025(a)		20	21,829
5.50%, 12/15/2024(a)		46	51,561
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	50	73,207
Synchrony Financial 4.50%, 07/23/2025	U.S.$	147	162,822

			712,797

Insurance – 0.6%
Alleghany Corp. 3.625%, 05/15/2030		95	102,435
Centene Corp. 4.25%, 12/15/2027		14	14,716
4.625%, 12/15/2029		16	17,321
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		35	56,854
Voya Financial, Inc. 5.65%, 05/15/2053		31	33,103

			224,429

REITS – 0.2%
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023		6	6,332
Rexford Industrial Realty LP 2.125%, 12/01/2030		72	67,257

			73,589

			5,160,608

	Principal Amount (000)		U.S. $ Value

Utility – 1.3%
Electric – 1.3%
Colbun SA 3.15%, 03/06/2030(a)	U.S.$	200	$204,625
Enel Chile SA 4.875%, 06/12/2028		68	78,561
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(a)		200	225,145

			508,331

Total Corporates - Investment Grade (cost $12,542,769)			13,078,718

COMMERCIAL MORTGAGE-BACKED SECURITIES – 15.9%
Non-Agency Fixed Rate CMBS – 12.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		110	98,627
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		100	109,228
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		155	169,601
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		115	124,359
Series 2016-C4, Class AM 3.691%, 05/10/2058		45	48,141
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		260	271,112
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A5 3.137%, 02/10/2048		144	153,352
Series 2015-GC35, Class A4 3.818%, 11/10/2048		55	60,537
Series 2016-C1, Class A4 3.209%, 05/10/2049		192	206,431
Series 2016-GC36, Class A5 3.616%, 02/10/2049		65	71,066
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		31	30,896
Series 2014-UBS3, Class A4 3.819%, 06/10/2047		130	140,886
Series 2014-UBS5, Class A4 3.838%, 09/10/2047		130	141,593
Series 2014-UBS6, Class AM 4.048%, 12/10/2047		45	48,865
Series 2015-CR24, Class A5 3.696%, 08/10/2048		65	71,379
Series 2015-DC1, Class A5 3.35%, 02/10/2048		80	86,110

	Principal Amount (000)		U.S. $ Value

CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057	U.S.$	100	$107,941
Series 2015-C3, Class A4 3.718%, 08/15/2048		117	127,094
Series 2015-C4, Class A4 3.808%, 11/15/2048		215	235,855
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		136	132,418
Series 2014-GC22, Class A5 3.862%, 06/10/2047		77	83,522
Series 2015-GC28, Class A5 3.396%, 02/10/2048		95	102,370
Series 2018-GS9, Class A4 3.992%, 03/10/2051		75	83,904
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(d) (e) (f)		7	6,990
Series 2021-1, Class A2 2.435%, 08/15/2026(d) (e) (f)		10	10,300
Series 2021-1, Class AS 2.638%, 08/15/2026(d) (e) (f)		3	3,090
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047		100	107,915
Series 2014-C22, Class XA 0.829%, 09/15/2047(g)		2,500	59,282
Series 2014-C24, Class C 4.407%, 11/15/2047		110	106,295
Series 2015-C30, Class A5 3.822%, 07/15/2048		65	71,472
Series 2015-C31, Class A3 3.801%, 08/15/2048		195	213,182
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class D 5.142%, 05/15/2045		110	100,189
Series 2012-C6, Class E 5.142%, 05/15/2045(a)		132	85,224
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		24	13,710
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		140	141,927
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		100	108,720
UBS Commercial Mortgage Trust Series 2018-C10, Class A4 4.313%, 05/15/2051		125	141,821
Series 2018-C8, Class A4 3.983%, 02/15/2051		100	110,910
Series 2018-C9, Class A4 4.117%, 03/15/2051		125	139,572

	Principal Amount (000)		U.S. $ Value

UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045	U.S.$	112	$115,481
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class A4 3.789%, 09/15/2048		95	102,312
Series 2016-C35, Class XA 1.922%, 07/15/2048(g)		938	70,592
Series 2016-LC25, Class C 4.417%, 12/15/2059		85	89,335
Series 2016-NXS6, Class C 4.316%, 11/15/2049		100	104,318
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA 1.17%, 03/15/2045(a) (g)		1,219	20,935
Series 2014-C19, Class A5 4.101%, 03/15/2047		130	141,358
Series 2014-C24, Class AS 3.931%, 11/15/2047		110	116,429

			4,886,646

Non-Agency Floating Rate CMBS – 3.4%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.106% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (c)		100	99,908
Atrium Hotel Portfolio Trust Series 2018-ATRM, Class A 1.056% (LIBOR 1 Month + 0.95%), 06/15/2035(a) (c)		100	99,968
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.106% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (c)		185	180,590
BBCMS Mortgage Trust Series 2020-BID, Class A 2.246% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (c)		71	71,356
BHMS Series 2018-ATLS, Class A 1.356% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (c)		81	80,999
BX Trust Series 2018-EXCL, Class A 1.194% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (c)		86	83,620
CLNY Trust Series 2019-IKPR, Class D 2.131% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (c)		65	63,209
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.14% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (c)		100	99,939

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.017%, 01/25/2051(a) (c)	U.S.$	19	$18,991
Great Wolf Trust Series 2019-WOLF, Class A 1.14% (LIBOR 1 Month + 1.03%), 12/15/2036(a) (c)		111	110,866
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.306% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (c)		115	115,120
Series 2019-SMP, Class A 1.256% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (c)		100	99,940
Invitation Homes Trust Series 2018-SFR2, Class C 1.386% (LIBOR 1 Month + 1.28%), 06/17/2037(a) (c)		100	100,264
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 1.956% (LIBOR 1 Month + 1.85%), 01/16/2037(a) (c)		6	6,146
Starwood Retail Property Trust Series 2014-STAR, Class A 1.576% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (c)		174	127,686

			1,358,602

Total Commercial Mortgage-Backed Securities (cost $6,180,239)			6,245,248

MORTGAGE PASS-THROUGHS – 13.1%
Agency Fixed Rate 30-Year – 11.2%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		199	212,988
Series 2020 3.50%, 01/01/2050		94	101,494
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		45	52,110
Series 2007 5.50%, 07/01/2035		14	16,498
Series 2016 4.00%, 02/01/2046		125	138,481
Series 2017 4.00%, 07/01/2044		96	105,952
Series 2018 4.50%, 10/01/2048-11/01/2048		199	219,610
5.00%, 11/01/2048		50	56,552
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033-07/01/2033		43	49,255
Series 2004 5.50%, 04/01/2034-11/01/2034		38	43,849

	Principal Amount (000)			U.S. $ Value

Series 2005 5.50%, 02/01/2035	U.S.$	44		$50,695
Series 2010 4.00%, 12/01/2040		56		61,943
Series 2012 3.50%, 02/01/2042-01/01/2043		171		185,055
Series 2013 3.50%, 04/01/2043		84		91,099
4.00%, 10/01/2043		223		246,065
Series 2018 3.50%, 04/01/2048-05/01/2048		700		750,438
4.50%, 09/01/2048		174		192,316
Series 2019 3.50%, 09/01/2049-11/01/2049		337		360,592
Series 2020 3.50%, 01/01/2050		88		94,339
Government National Mortgage Association Series 1994 9.00%, 09/15/2024		0	**	235
Series 2016 3.00%, 04/20/2046		113		119,611
Uniform Mortgage-Backed Security Series 2021 2.00%, 04/01/2051, TBA		415		413,736
2.50%, 04/01/2051, TBA		785		804,932

				4,367,845

Agency Fixed Rate 15-Year – 1.9%
Federal National Mortgage Association Series 2016 2.50%, 07/01/2031-01/01/2032		712		743,985

Total Mortgage Pass-Throughs (cost $4,921,065)				5,111,830

COLLATERALIZED MORTGAGE OBLIGATIONS – 11.7%
Risk Share Floating Rate – 9.1%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.959% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (c)		82		82,310
Series 2019-4A, Class M1B 2.109% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (c)		150		150,201
Series 2020-4A, Class M2A 2.709% (LIBOR 1 Month + 2.60%), 06/25/2030(a) (c)		150		150,000
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2 2.509% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (c)		24		24,130
Series 2019-HRP1, Class M2 2.259% (LIBOR 1 Month + 2.15%), 11/25/2039(a) (c)		82		81,090
Series 2019-R02, Class 1M2 2.409% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (c)		30		30,473

	Principal Amount (000)		U.S. $ Value

Series 2019-R03, Class 1M2 2.259% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (c)	U.S.$	49	$48,907
Series 2019-R04, Class 2M2 2.209% (LIBOR 1 Month + 2.10%), 06/25/2039(a) (c)		49	49,303
Series 2019-R05, Class 1M2 2.109% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (c)		42	41,838
Series 2019-R06, Class 2M2 2.209% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		67	67,537
Series 2019-R07, Class 1M2 2.209% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (c)		69	68,994
Series 2020-R01, Class 1M2 2.159% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (c)		130	129,811
Series 2020-R02, Class 2M2 2.109% (LIBOR 1 Month + 2.00%), 01/25/2040(a) (c)		100	99,688
Eagle Re Ltd. Series 2020-1, Class M1A 1.009% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (c)		150	149,568
Series 2020-2, Class M1B 4.109% (LIBOR 1 Month + 4.00%), 10/25/2030(a) (c)		150	152,337
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-DNA3, Class M2 2.159% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)		75	74,671
Series 2019-DNA4, Class M2 2.059% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (c)		77	76,607
Series 2019-FTR2, Class M2 2.259% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (c)		115	113,983
Series 2019-HQA1, Class M2 2.459% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (c)		65	65,265
Series 2020-DNA1, Class M2 1.809% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (c)		110	109,188
Series 2020-DNA2, Class M2 1.959% (LIBOR 1 Month + 1.85%), 02/25/2050(a) (c)		60	59,767
Series 2020-DNA5, Class M2 2.817%, 10/25/2050(a) (c)		70	70,405
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2

	Principal Amount (000)		U.S. $ Value

5.009% (LIBOR 1 Month + 4.90%), 11/25/2024(c)	U.S.$	52	$53,614
Series 2014-C04, Class 2M2 5.109% (LIBOR 1 Month + 5.00%), 11/25/2024(c)		16	16,551
Series 2015-C01, Class 1M2 4.409% (LIBOR 1 Month + 4.30%), 02/25/2025(c)		38	38,298
Series 2015-C01, Class 2M2 4.659% (LIBOR 1 Month + 4.55%), 02/25/2025(c)		8	7,582
Series 2015-C02, Class 1M2 4.109% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		40	40,446
Series 2015-C02, Class 2M2 4.109% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		21	20,812
Series 2015-C03, Class 1M2 5.109% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		44	44,785
Series 2015-C03, Class 2M2 5.109% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		19	19,464
Series 2015-C04, Class 1M2 5.809% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		66	70,397
Series 2016-C01, Class 1M2 6.859% (LIBOR 1 Month + 6.75%), 08/25/2028(c)		79	83,591
Series 2016-C02, Class 1M2 6.109% (LIBOR 1 Month + 6.00%), 09/25/2028(c)		60	62,975
Series 2016-C03, Class 2M2 6.009% (LIBOR 1 Month + 5.90%), 10/25/2028(c)		45	48,001
Series 2016-C05, Class 2M2 4.559% (LIBOR 1 Month + 4.45%), 01/25/2029(c)		51	53,330
Series 2016-C06, Class 1M2 4.359% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		89	93,128
Series 2017-C01, Class 1M2 3.659% (LIBOR 1 Month + 3.55%), 07/25/2029(c)		69	71,335
Series 2017-C02, Class 2M2C 3.759% (LIBOR 1 Month + 3.65%), 09/25/2029(c)		68	69,784
Series 2017-C04, Class 2M2 2.959% (LIBOR 1 Month + 2.85%), 11/25/2029(c)		39	38,973
Oaktown Re V Ltd. Series 2020-2A, Class M1B 3.709% (LIBOR 1 Month + 3.60%), 10/25/2030(a) (c)		150	152,370

	Principal Amount (000)		U.S. $ Value
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.128% (LIBOR 1 Month + 2.00%), 03/27/2024(a) (c)	U.S.$	47	$44,707
Series 2019-2R, Class A 2.865% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (c)		74	72,763
Series 2019-3R, Class A 2.815% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (c)		40	40,466
Radnor Re Ltd. Series 2020-1, Class M1A 1.059% (LIBOR 1 Month + 0.95%), 02/25/2030(a) (c)		150	150,016
Series 2020-1, Class M2A 2.109% (LIBOR 1 Month + 2.00%), 02/25/2030(a) (c)		150	145,305
STACR Trust Series 2018-DNA3, Class M2 2.209% (LIBOR 1 Month + 2.10%), 09/25/2048 (a) (c)		31	30,462
Triangle Re Ltd. Series 2020-1, Class M1B 4.009% (LIBOR 1 Month + 3.90%), 10/25/2030 (a) (c)		150	152,415
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.359% (LIBOR 1 Month + 5.25%), 11/25/2025(c) (f)		22	21,275
Series 2015-WF1, Class 2M2 5.609% (LIBOR 1 Month + 5.50%), 11/25/2025(c) (f)		10	9,450

			3,548,368

Agency Floating Rate – 1.1%
Federal Home Loan Mortgage Corp. REMICs Series 4981, Class HS 5.991% (6.10% - LIBOR 1 Month), 06/25/2050 (c) (h)		426	72,236
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.431% (6.54% - LIBOR 1 Month), 12/25/2041(c) (h)		107	21,260
Series 2015-90, Class SL 6.041% (6.15% - LIBOR 1 Month), 12/25/2045(c) (h)		214	50,767
Series 2016-77, Class DS 5.891% (6.00% - LIBOR 1 Month), 10/25/2046(c) (h)		179	38,289
Series 2017-26, Class TS 5.841% (5.95% - LIBOR 1 Month), 04/25/2047(c) (h)		209	50,416
Series 2017-62, Class AS

	Principal Amount (000)		U.S. $ Value
6.041% (6.15% - LIBOR 1 Month), 08/25/2047(c) (h)	U.S.$	206	$43,271
Series 2017-81, Class SA 6.091% (6.20% - LIBOR 1 Month), 10/25/2047(c) (h)		212	49,908
Series 2017-97, Class LS 6.091% (6.20% - LIBOR 1 Month), 12/25/2047(c) (h)		227	56,446
Government National Mortgage Association Series 2017-134, Class SE 6.089% (6.20% - LIBOR 1 Month), 09/20/2047(c) (h)		149	29,818
Series 2017-65, Class ST 6.039% (6.15% - LIBOR 1 Month), 04/20/2047(c) (h)		194	42,557

			454,968

Agency Fixed Rate – 0.7%
Federal Home Loan Mortgage Corp. REMICs Series 4976, Class MI 4.50%, 05/25/2050(g)		305	55,560
Series 5015, Class BI 4.00%, 09/25/2050(g)		228	42,110
Series 5049, Class CI 3.50%, 12/25/2050(g)		246	36,835
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.67%, 05/28/2035		50	48,227
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050 (g)		483	80,096

			262,828

Non-Agency Fixed Rate – 0.6%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		11	10,108
Series 2006-24CB, Class A16 5.75%, 08/25/2036		52	40,693
Series 2006-28CB, Class A14 6.25%, 10/25/2036		38	28,029
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		24	21,972
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 07/25/2037		18	12,547
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 05/25/2036		24	17,043
Series 2006-13, Class 1A19 6.25%, 09/25/2036		12	8,263

	Principal Amount (000)		U.S. $ Value
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036	U.S.$	39	$27,091
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.604%, 07/25/2036		75	64,842

			230,588

Non-Agency Floating Rate – 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.489% (LIBOR 1 Month + 0.38%), 12/25/2036(c)		104	51,269
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.609% (LIBOR 1 Month + 0.50%), 03/25/2035(c)		25	22,558

			73,827

Total Collateralized Mortgage Obligations (cost $4,600,150)			4,570,579

INFLATION-LINKED SECURITIES – 8.9%
Canada – 0.9%
Canadian Government Real Return Bond 0.50%, 12/01/2050	CAD	85	72,568
1.50%, 12/01/2044		287	291,506

			364,074

United States – 8.0%
U.S. Treasury Inflation Index 0.125%, 01/15/2031 (TIPS)	U.S.$	80	86,482
0.25%, 01/15/2025 (TIPS)		2,021	2,194,438
0.375%, 07/15/2025 (TIPS)		674	741,737
0.75%, 07/15/2028 (TIPS)		94	106,860

			3,129,517

Total Inflation-Linked Securities (cost $3,414,203)			3,493,591

CORPORATES - NON-INVESTMENT GRADE – 4.2%
Industrial – 2.9%
Basic – 0.3%
Ingevity Corp. 3.875%, 11/01/2028 (a)		65	63,046
Sealed Air Corp. 4.00%, 12/01/2027 (a)		47	48,045

			111,091

Capital Goods – 0.3%
GFL Environmental, Inc. 3.50%, 09/01/2028 (a)		62	60,059

	Principal Amount (000)		U.S. $ Value
TransDigm, Inc. 6.25%, 03/15/2026 (a)	U.S.$	50	$53,007

			113,066

Communications - Media – 0.4%
Cable One, Inc. 4.00%, 11/15/2030 (a)		37	36,588
CSC Holdings LLC 6.75%, 11/15/2021		30	30,862
Netflix, Inc. 5.875%, 11/15/2028		83	100,428

			167,878

Communications - Telecommunications – 0.3%
Lumen Technologies, Inc. 4.50%, 01/15/2029 (a)		60	58,547
T-Mobile USA, Inc. 2.625%, 04/15/2026		17	17,238
2.875%, 02/15/2031		41	39,633
3.375%, 04/15/2029		18	18,212

			133,630

Consumer Cyclical - Automotive – 0.2%
Allison Transmission, Inc. 3.75%, 01/30/2031 (a)		61	59,234

Consumer Cyclical - Entertainment – 0.5%
Mattel, Inc. 3.375%, 04/01/2026(a)		32	32,752
3.75%, 04/01/2029(a)		32	32,235
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		43	49,458
11.50%, 06/01/2025(a)		73	85,119

			199,564

Consumer Cyclical - Other – 0.3%
Hilton Domestic Operating Co., Inc. 4.00%, 05/01/2031 (a)		100	99,928

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029 (a)		77	74,883

Consumer Cyclical - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031 (a)		42	40,552

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029 (a)		41	38,978
Newell Brands, Inc. 4.70%, 04/01/2026		33	36,395
4.875%, 06/01/2025		8	8,831

	Principal Amount (000)		U.S. $ Value
Spectrum Brands, Inc. 5.75%, 07/15/2025	U.S.$	5	$5,160

			89,364

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027 (a)		33	30,425

			1,119,615

Financial Institutions – 1.3%
Banking – 0.9%
Credit Suisse Group AG 7.50%, 07/17/2023 (a) (b)		200	211,304
Discover Financial Services Series D 6.125%, 06/23/2025 (b)		127	140,904

			352,208

Finance – 0.4%
Navient Corp. 6.625%, 07/26/2021		95	96,799
SLM Corp. 4.20%, 10/29/2025		68	71,386

			168,185

			520,393

Total Corporates - Non-Investment Grade (cost $1,610,448)			1,640,008

ASSET-BACKED SECURITIES – 3.5%
Autos - Fixed Rate – 1.6%
Avis Budget Rental Car Funding AESOP LLC Series 2016-1A, Class A 2.99%, 06/20/2022(a)		50	50,181
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		105	113,820
Exeter Automobile Receivables Trust Series 2016-3A, Class D 6.40%, 07/17/2023(a)		100	101,046
Series 2017-1A, Class D 6.20%, 11/15/2023(a)		100	102,432
Series 2017-3A, Class C 3.68%, 07/17/2023(a)		53	53,491
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025 (a)		30	30,515
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022 (a)		122	123,337
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(a)		20	19,793
Series 2019-1A, Class A

	Principal Amount (000)		U.S. $ Value
3.71%, 03/25/2023(a)	U.S.$	16	$15,903
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022 (a)		20	19,867

			630,385

Other ABS - Fixed Rate – 1.5%
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(a)		100	101,068
Series 2021-A, Class C 1.66%, 08/15/2025(a)		100	100,421
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		37	40,694
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		85	87,849
Marlette Funding Trust Series 2018-4A, Class A 3.71%, 12/15/2028(a)		1	777
Series 2019-3A, Class A 2.69%, 09/17/2029(a)		18	17,892
Series 2020-1A, Class A 2.24%, 03/15/2030(a)		52	52,671
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051 (a)		33	33,424
SoFi Consumer Loan Program LLC Series 2017-4, Class B 3.59%, 05/26/2026(a)		130	131,556
Series 2017-5, Class A2 2.78%, 09/25/2026(a)		16	16,182

			582,534

Credit Cards - Fixed Rate – 0.4%
World Financial Network Credit Card Master Trust Series 2018-B, Class M 3.81%, 07/15/2025		70	70,994
Series 2019-B, Class M 3.04%, 04/15/2026		80	82,066

			153,060

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.234% (LIBOR 1 Month + 1.13%), 12/25/2032 (c)		13	12,821

Total Asset-Backed Securities (cost $1,355,339)			1,378,800

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 2.0%
Malaysia – 0.3%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	474	$116,365

United States – 1.7%
U.S. Treasury Bonds 1.875%, 02/15/2051	U.S.$	250	220,977
U.S. Treasury Notes 0.625%, 08/15/2030		134	121,354
0.875%, 11/15/2030(i)		356	328,966

			671,297

Total Governments - Treasuries (cost $815,229)			787,662

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.5%
United States – 1.5%
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		50	50,745
State Board of Administration Finance Corp. Series 2020A 1.705%, 07/01/2027		80	80,294
State of California 5.70%, 11/01/2021		65	67,067
Series 2010 7.625%, 03/01/2040		200	320,734
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		55	56,469

Total Local Governments - US Municipal Bonds (cost $454,817)			575,309

EMERGING MARKETS - TREASURIES – 1.3%
Brazil – 1.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023 (cost $532,857)	BRL	2,647	495,188

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.1%
Volcan Cia Minera SAA 4.375%, 02/11/2026 (a)	U.S.$	19	19,380

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		85	88,606

			107,986

	Principal Amount (000)		U.S. $ Value
Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026 (f)	U.S.$	5	$5,125

Total Emerging Markets - Corporate Bonds (cost $109,113)			113,111

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047		50	42,510
6.84%, 01/23/2030		17	17,189

Total Quasi-Sovereigns (cost $60,940)			59,699

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Uruguay – 0.1%
Uruguay Government International Bond 4.375%, 01/23/2031 (cost $20,827)		18	20,997

SHORT-TERM INVESTMENTS – 5.4%
U.S. Treasury Bills – 4.8%
U.S. Treasury Bill Zero Coupon, 04/27/2021 (cost $1,879,983)		1,880	1,879,979

	Shares

Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(j) (k) (l) (cost $220,589)		220,589	220,589

Total Short-Term Investments (cost $2,100,572)			2,100,568

Total Investments – 101.4% (cost $38,718,568)(m)			39,671,308
Other assets less liabilities – (1.4)%			(538,944)

Net Assets – 100.0%			$39,132,364

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro Buxl 30 Yr Bond Futures	3	June 2021	$724,869	$(4,858)
Euro-Bund Futures	3	June 2021	602,580	630
U.S. 10 Yr Ultra Futures	8	June 2021	1,149,500	(7,089)
U.S. T-Note 2 Yr (CBT) Futures	19	June 2021	4,193,805	(1,054)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
U.S. Ultra Bond (CBT) Futures	19	June 2021	$3,443,156	$(127,309)
Sold Contracts
10 Yr Canadian Bond Futures	7	June 2021	772,969	(4,212)
Long Gilt Futures	9	June 2021	1,583,059	20,060
U.S. T-Note 5 Yr (CBT) Futures	12	June 2021	1,480,781	7,618

				$(116,214)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	518	USD	91	04/05/2021	$(1,414)
Bank of America, NA	USD	91	BRL	518	04/05/2021	1,109
Barclays Bank PLC	AUD	1,015	USD	774	06/04/2021	2,987
BNP Paribas SA	CAD	1,281	USD	1,009	04/22/2021	(10,095)
Citibank, NA	BRL	5,518	USD	1,007	04/05/2021	26,943
Citibank, NA	USD	969	BRL	5,518	04/05/2021	11,813
Citibank, NA	IDR	1,452,699	USD	100	04/15/2021	28
Citibank, NA	KRW	7,263	USD	7	04/22/2021	223
Citibank, NA	USD	17	BRL	96	05/04/2021	111
Citibank, NA	JPY	63,357	USD	598	05/20/2021	25,394
Goldman Sachs Bank USA	USD	401	RUB	29,948	05/25/2021	(7,450)
HSBC Bank USA	USD	105	IDR	1,475,444	04/15/2021	(4,212)
HSBC Bank USA	USD	820	CHF	739	05/06/2021	(37,860)
HSBC Bank USA	USD	557	JPY	61,085	05/20/2021	(5,511)
Morgan Stanley Capital Services, Inc.	USD	552	BRL	3,116	05/04/2021	1,059
Morgan Stanley Capital Services, Inc.	NZD	1,082	USD	784	05/27/2021	28,649
Morgan Stanley Capital Services, Inc.	MYR	497	USD	120	09/23/2021	617
State Street Bank & Trust Co.	USD	107	ZAR	1,612	04/08/2021	2,633
State Street Bank & Trust Co.	ZAR	1,605	USD	103	04/08/2021	(5,304)
State Street Bank & Trust Co.	GBP	61	USD	85	04/09/2021	839
State Street Bank & Trust Co.	USD	43	GBP	31	04/09/2021	(417)
State Street Bank & Trust Co.	USD	1	SEK	5	04/15/2021	(29)
State Street Bank & Trust Co.	MXN	2,056	USD	96	04/16/2021	(4,987)
State Street Bank & Trust Co.	USD	100	MXN	2,066	04/16/2021	1,085
State Street Bank & Trust Co.	CAD	371	USD	294	04/22/2021	(1,267)
State Street Bank & Trust Co.	USD	121	CAD	153	04/22/2021	1,313
State Street Bank & Trust Co.	CHF	13	USD	15	05/06/2021	569
State Street Bank & Trust Co.	USD	22	CHF	20	05/06/2021	(408)
State Street Bank & Trust Co.	JPY	252	USD	2	05/20/2021	19
State Street Bank & Trust Co.	EUR	843	USD	1,006	05/27/2021	17,066
State Street Bank & Trust Co.	NZD	30	USD	22	05/27/2021	846
State Street Bank & Trust Co.	NZD	27	USD	19	05/27/2021	(70)
State Street Bank & Trust Co.	USD	28	EUR	24	05/27/2021	(435)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	AUD	28	USD	21	06/04/2021	$(31)
UBS AG	BRL	6,036	USD	1,059	04/05/2021	(12,922)
UBS AG	USD	1,053	BRL	6,036	04/05/2021	19,785
UBS AG	BRL	6,036	USD	1,051	05/04/2021	(19,358)

						$31,318

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	5.00%	USD	352	$33,653	$(30,747)	$64,400
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	5.00	USD	178	16,599	8,453	8,146

						$50,252	$(22,294)	$72,546

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
SEK	15,600	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/Annual	$(20,172)	$10	$(20,182)
USD	130	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	653	—	653
USD	250	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(3,009)	—	(3,009)
EUR	290	11/10/2050	0.022%	6 Month EURIBOR	Annual/Semi-Annual	44,404	2,233	42,171
EUR	290	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/Annual	(50,814)	—	(50,814)
CAD	235	03/03/2051	2.297%	3 Month CDOR	Semi-Annual	9,883	9	9,874
CAD	240	03/04/2051	2.333%	3 Month CDOR	Semi-Annual	8,605	—	8,605

						$(10,450)	$2,252	$(12,702)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.80%	USD	7	$770	$1,408	$(638)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.80	USD	7	769	1,409	(640)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.80	USD	119	13,087	23,446	(10,359)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.80	USD	128	14,044	26,092	(12,048)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.80	USD	298	32,770	59,246	(26,476)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.80	USD	595	65,381	120,524	(55,143)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.80	USD	51	5,604	8,846	(3,242)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.80	USD	68	7,461	13,718	(6,257)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.80	USD	27	2,967	5,239	(2,272)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.80	USD	54	5,934	11,023	(5,089)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1	(269)	(156)	(113)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1	(269)	(125)	(144)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	2	(539)	(234)	(305)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	3	$(808)	$(369)	$(439)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	4	(1,078)	(515)	(563)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	4	(1,078)	(418)	(660)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	5	(1,347)	(556)	(791)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	6	(1,616)	(763)	(853)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	7	(1,886)	(1,013)	(873)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	6	(1,616)	(739)	(877)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	6	(1,617)	(702)	(915)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	8	(2,155)	(1,054)	(1,101)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	7	(1,886)	(778)	(1,108)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	8	(2,155)	(985)	(1,170)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9	(2,425)	(978)	(1,447)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9	(2,425)	(959)	(1,466)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	12	(3,233)	(1,249)	(1,984)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	14	(3,771)	(1,521)	(2,250)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	28	(7,543)	(1,879)	(5,664)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	56	$(15,081)	$(8,064)	$(7,017)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	94	(25,324)	(5,903)	(19,421)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	318	(85,719)	(12,628)	(73,091)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	350	(94,290)	(19,662)	(74,628)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.17	USD	135	(10,633)	(2,563)	(8,070)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	8	(2,155)	(910)	(1,245)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	8	(2,155)	(446)	(1,709)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	27	(7,274)	(2,997)	(4,277)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	28	(7,543)	(3,109)	(4,434)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	51	(13,739)	(6,238)	(7,501)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	132	(35,560)	(8,980)	(26,580)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	4	(1,078)	(590)	(488)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	4	(1,078)	(348)	(730)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	8	(2,155)	(767)	(1,388)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	8	(2,155)	(709)	(1,446)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	14	(3,772)	(1,743)	(2,029)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	16	$(4,311)	$(1,677)	$(2,634)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	28	(7,541)	(4,442)	(3,099)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	39	(10,504)	(6,277)	(4,227)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	41	(11,045)	(5,416)	(5,629)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	49	(13,201)	(4,110)	(9,091)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	57	(15,356)	(5,895)	(9,461)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9	(2,424)	(1,115)	(1,309)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	18	(4,848)	(2,162)	(2,686)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	51	(13,735)	(6,071)	(7,664)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	35	(9,429)	(2,396)	(7,033)

						$(291,034)	$140,740	$(431,774)

*	Termination date
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $9,875,469 or 25.2% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2021.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of March 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$6,990	$6,990	0.02%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	10,296	10,300	0.03%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	3,088	3,090	0.01%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	5,000	5,125	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.359%, 11/25/2025	09/28/2015	21,727	21,275	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.609%, 11/25/2025	09/28/2015	9,518	9,450	0.02%

(g)	IO - Interest Only.
(h)	Inverse interest only security.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)	Affiliated investments.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	The rate shown represents the 7-day yield as of period end.
(m)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,749,967 and gross unrealized depreciation of investments was $(1,254,053), resulting in net unrealized appreciation of $495,914.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$13,078,718	$—	$13,078,718
Commercial Mortgage-Backed Securities	—	6,224,868	20,380	6,245,248
Mortgage Pass-Throughs	—	5,111,830	—	5,111,830
Collateralized Mortgage Obligations	—	4,570,579	—	4,570,579
Inflation-Linked Securities	—	3,493,591	—	3,493,591
Corporates - Non-Investment Grade	—	1,640,008	—	1,640,008
Asset-Backed Securities	—	1,378,800	—	1,378,800
Governments - Treasuries	—	787,662	—	787,662
Local Governments - US Municipal Bonds	—	575,309	—	575,309
Emerging Markets - Treasuries	—	495,188	—	495,188
Emerging Markets - Corporate Bonds	—	113,111	—	113,111
Quasi-Sovereigns	—	59,699	—	59,699
Governments - Sovereign Bonds	—	20,997	—	20,997
Short-Term Investments:
U.S. Treasury Bills	—	1,879,979	—	1,879,979
Investment Companies	220,589	—	—	220,589

Total Investments in Securities	220,589	39,430,339	20,380	39,671,308
Other Financial Instruments(a):
Assets:
Futures	28,308	—	—	28,308
Forward Currency Exchange Contracts	—	143,088	—	143,088
Centrally Cleared Credit Default Swaps	—	50,252	—	50,252
Centrally Cleared Interest Rate Swaps	—	63,545	—	63,545
Credit Default Swaps	—	148,787	—	148,787
Liabilities:
Futures	(144,522)	—	—	(144,522)
Forward Currency Exchange Contracts	—	(111,770)	—	(111,770)
Centrally Cleared Interest Rate Swaps	—	(73,995)	—	(73,995)
Credit Default Swaps	—	(439,821)	—	(439,821)

Total	$104,375	$39,210,425	$20,380	$39,335,180

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$765	$5,513	$6,057	$221	$0	*

*	Amount less than $500.